Business Developments (Narrative) (Detail) - JPY (¥) ¥ in Millions				6 Months Ended
	Apr. 30, 2016	Apr. 01, 2016	Dec. 11, 2015	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015
Business Developments [Line Items]
Goodwill				¥ 392,101	¥ 454,375	¥ 810,565	¥ 807,610
Mitsubishi UFJ Fund Services' Acquisition of UBS Global Asset Management's Alternative Fund Services Business [Member]
Business Developments [Line Items]
Business acquisition in cash			¥ 24,601
Goodwill			2,732
Amount of intangible assets, other than goodwill, recorded on acquisitions			¥ 7,622
Amount of measurement period adjustment for goodwill applied to the acquisition date fair value
Amount of measurement period adjustment for intangible assets, other than goodwill, applied to the acquisition date fair value
BTMU's Acquisition of Security Bank Corporation [Member]
Business Developments [Line Items]
Approximate percentage of aggregated equity interest after acquisition		20.00%
Amount of equity interest after acquisition		¥ 91,993
MUTB's Acquisition of Capital Analytics II LLC [Member]
Business Developments [Line Items]
Percentage of ownership acquired	100.00%
Business acquisition in cash	¥ 4,494
Goodwill	2,858
Amount of intangible assets, other than goodwill, recorded on acquisitions	¥ 1,388
Amount of measurement period adjustment for goodwill applied to the acquisition date fair value
Amount of measurement period adjustment for intangible assets, other than goodwill, applied to the acquisition date fair value